Employee Benefits Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Postemployment Benefits [Abstract]
Defined contribution plan, cost	$ 1,671	$ 2,320	$ 2,301